Capital structure and financial items - Borrowings - Narrative (Details) kr in Millions, € in Billions	12 Months Ended
	Dec. 31, 2022 DKK (kr) tranche	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 DKK (kr)
Disclosure of detailed information about borrowings [line items]
Number of tranches, issued bonds | tranche	3
Issued bonds, principal amount	kr 25,784	kr 27,006	€ 1.5	kr 26,645
Marketable securities transferred at carrying amount	11,100
Financial liabilities, at fair value	2,903	1,272
Euro Medium Term Note
Disclosure of detailed information about borrowings [line items]
Financial liabilities, at fair value	kr 18,700	kr 19,700